UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: February 28, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Floating Rate Advantage Fund Semi-Annual Report February 28, 2010

Highland Floating Rate Advantage Fund
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Floating Rate Advantage Fund
Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Net Assets as of February 28, 2010
$635.6 million
Portfolio Data as of February 28, 2010
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.

Quality Breakdown as of 02/28/10 (%)*
A	0.8
Baa	5.3
Ba	21.0
B	58.1
Caa or lower	11.5
NR	3.3

Top 5 Sectors as of 02/28/10 (%)*
Healthcare	8.7
Cable/Wireless Video	8.6
Broadcasting	8.1
Financial	7.3
Diversified Media	6.9

Top 10 Holdings as of 02/28/10 (%)*
Broadstripe, LLC (Senior Loans)	5.0
CCS Medical, Inc. (Senior Loans)	3.5
Young Broadcasting, Inc. (Senior Loans)	2.8
Fontainebleau Florida Hotel, LLC (Senior Loans)	2.3
Sacher Funding Ltd. (Foreign Denominated Senior Loans)	2.1
SMG H5 Pty., Ltd. (Foreign Denominated Senior Loans)	2.0
Value Creation, Inc. (Senior Loans)	1.9
Travelport LLC (Senior Loans)	1.8
Spirit Finance Corp. (Senior Loans)	1.7
Texas Competitive Electric Holdings Co., LLC (Senior Loans)	1.6

*	Quality is calculated as a percentage of total senior loans and asset-backed securities. Sectors and holdings are calculated as a percentage of total assets.
Semi-Annual Report | 1

FINANCIAL STATEMENTS

February 28, 2010	Highland Floating Rate Advantage Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distributions reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 96.5%

AEROSPACE - 5.9%

	AWAS Capital, Inc.
4,998,941	Second Priority Term Loan, 6.25%, 03/15/13	3,886,677
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 3.63%, 06/01/11	1,664,143
4,285,714	Tranche A-2 Term Loan, 3.63%, 06/01/11	4,160,357
	Delta Air Lines, Inc.
980,000	Credit-Linked Deposit Loan, 2.17%, 04/30/12	919,294
6,785,204	Second Lien Term Loan, 3.50%, 04/30/14	5,814,547
2,693,250	Term Loan, 8.75%, 09/27/13	2,720,519
3,473,726	Term Loan Equipment Notes, 3.75%, 09/29/12	3,074,248
	IAP Worldwide Services, Inc.
3,814,476	Second Lien Term Loan, PIK, 11.50%, 06/28/13	3,115,168
	US Airways Group, Inc.
16,077,329	Term Loan, 2.73%, 03/21/14	12,294,092

		37,649,045

BROADCASTING - 6.7%

	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.63%, 08/31/14	4,143,339
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (b) (c)	225,349
2,717,483	Term Loan, 9.00%, 04/03/13 (b) (c)	2,254,424
	Cumulus Media, Inc.
3,253,876	Replacement Term Loan, 4.24%, 06/11/14 (f)	2,814,602
	Univision Communications, Inc.
11,581,410	Initial Term Loan, 2.50%, 09/29/14	10,030,138
	Young Broadcasting, Inc.
60,060	Term Loan, 9.00%, 04/15/10 (b)	60,060
27,689,047	Term Loan, 11/03/12 (d)	22,791,547

		42,319,459

CABLE/WIRELESS VIDEO - 10.6%

	Broadstripe, LLC
49,805,220	First Lien Term Loan, PIK, 06/30/11 (b) (d)	40,521,527
1,428,203	Revolver, 06/30/11 (b) (d)	1,161,986
3,641,732	Revolver, DIP, 06/30/11 (b) (e)	3,638,091
	Charter Communications Operating, LLC
11,656,101	New Term Loan, 2.23%, 03/06/14 (f)	10,905,681
	Northland Cable Television, Inc.
4,800,000	First Lien Term Loan B, 4.23%, 12/22/12	4,476,000
6,000,000	Second Lien Term Loan, 8.23%, 06/22/13	4,740,000
	WideOpenWest Finance, LLC.
1,850,000	Series A New Term Loan, 6.74%, 06/30/14	1,857,705

		67,300,990

CHEMICALS - 2.4%

	Lyondell Chemical Co.
9,276	Dutch Revolving Credit Loan, 12/20/13 (d) (f)	6,542
20,997	Dutch Tranche A Dollar Term Loan, 12/20/13 (d) (f)	14,808
	German Tranche B-1 Euro
26,630	Term Loan, 12/22/14 (d) (f)	18,782
26,630	German Tranche B-2 Term Loan, 12/22/14 (d) (f)	18,782
	German Tranche B-3 Euro
26,630	Term Loan, 12/22/14 (d) (f)	18,782
34,785	Primary Revolving Credit Loan, 12/20/13 (d) (f)	24,533
2,400,000	Roll-Up Loan, DIP, 04/06/10 (f)	2,532,600
66,275	U.S. Tranche A Dollar Term Loan, 12/20/13 (d) (f)	46,742
115,557	U.S. Tranche B-1 Dollar Term Loan, 12/22/14 (d) (f)	81,499
115,557	U.S. Tranche B-2 Dollar Term Loan, 12/22/14 (d) (f)	81,499
115,557	U.S. Tranche B-3 Dollar Term Loan, 12/22/14 (d) (f)	81,499
	TPC Group LLC
1,756,770	Incremental Term Loan B, 2.81%, 06/27/13	1,638,188
5,204,758	Term Loan B, 2.81%, 06/27/13	4,853,437
	W.R. Grace & Co.
1,664,286	5 Year Revolver (d) (f)	2,895,857
1,664,286	Revolving Credit Loan (d) (f)	2,895,857

		15,209,407

CONSUMER NON-DURABLES - 1.5%

	KIK Custom Products, Inc.
508,162	Canadian First Lien Term Loan, 06/02/14 (f)	428,551
1,000,000	Second Lien Term Loan, 12/01/14 (f)	590,000
2,964,279	U.S. First Lien Term Loan, 06/02/14 (f)	2,499,880
	Revlon Consumer Products Corp.
6,000,000	Term Loan, 4.26%, 01/15/12	5,956,590

		9,475,021

DIVERSIFIED MEDIA - 4.5%

	Cengage Learning Acquisitions, Inc.
2,984,733	Term Loan, 2.75%, 07/03/14	2,610,716
	Cydcor, Inc.
4,644,046	First Lien Tranche B Term Loan, 9.00%, 02/05/13	4,347,988
	DTN, Inc.
4,745,973	Tranche C Term Loan, 5.25%, 03/10/13	4,615,459
	Endurance Business Media, Inc.
2,725,784	Term Loan, 07/26/13 (d)	817,735
See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

DIVERSIFIED MEDIA (continued)

	Harland Clarke Holdings Corp.
4,765,306	Tranche B Term Loan, 2.75%, 06/30/14	4,195,447
	Metro-Goldwyn-Mayer, Inc.
15,340,091	Tranche B Term Loan, 04/09/12 (d)	9,317,571
126,821	Tranche B-1 Term Loan, 04/09/12 (d)	77,031
	Nielsen Finance LLC
858,107	Class A Dollar Term Loan, 2.23%, 08/09/13	810,147
1,987,487	Class B Dollar Term Loan, 3.98%, 05/01/16	1,934,074

		28,726,168

ENERGY - 6.1%

	Alon USA Energy, Inc.
194,648	Edgington Facility, 2.48%, 08/05/13	164,153
1,557,183	Paramount Facility, 2.49%, 08/05/13	1,313,227
	ATP Oil & Gas Corp.
1,160,175	Tranche B-1 Term Loan, 11.25%, 07/15/14	1,166,863
163,795	Tranche B-2 Term Loan, 12.25%, 01/15/11	164,739
	Big West Oil, LLC
4,700,000	Term Loan, 5.49%, 01/30/15 (f)	4,741,125
	Calumet Lubricants Co., L.P.
197,380	Credit Linked, 4.10%, 01/03/15	180,849
1,465,487	Term Loan, 4.25%, 01/03/15	1,342,753
	Coffeyville Resources, LLC
4,005,459	Tranche D Term Loan, 8.50%, 12/30/13	4,054,806
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 01/11/15 (b) (d)	—
	Value Creation, Inc.
14,528,894	Term Loan, 12.50%, 03/31/10	15,146,372
	Venoco, Inc.
10,966,913	Second Lien Term Loan, 4.25%, 05/07/14	10,195,829

		38,470,716

FINANCIAL - 1.8%

	American General Finance Corp.
2,500,000	Term Loan, 07/09/10 (f)	2,427,075
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 05/01/13 (d)	312,500
	HUB International Ltd.
565,748	Delayed Draw Term Loan, 2.75%, 06/13/14	522,078
3,701,885	Initial Term Loan, 2.75%, 06/13/14	3,416,136
	Nuveen Investments, Inc.
3,000,000	First Lien Term Loan, 3.29%, 11/13/14	2,626,680
1,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (h)	1,577,812
	Online Resources Corp.
573,529	Term Loan, 2.73%, 02/21/12	476,029

		11,358,310

FOOD AND DRUG - 0.7%

	Dole Food Company, Inc.
294,118	Tranche B-1 Term Loan, 02/01/17 (f)	294,946
	Rite Aid Corp.
1,989,873	Tranche 2 Term Loan, 1.98%, 06/04/14	1,777,216
985,015	Tranche 3 Term Loan, 6.00%, 06/04/14	942,905
750,000	Tranche 4 Term Loan, 9.50%, 06/10/15	784,155
	Solvest, Ltd.
701,294	Tranche C-1 Term Loan, 02/01/17 (f)	702,171

		4,501,393

FOOD/TOBACCO - 1.9%

	DS Waters of America, Inc.
2,743,333	Term Loan, 2.50%, 10/29/12	2,561,587
	DSW Holdings, Inc.
2,500,000	Term Loan, 03/02/12 (f)	2,325,000
	Pierre Foods, Inc.
513,000	Term Loan B, 8.50%, 09/30/14	513,000
	Sturm Foods, Inc.
4,401,111	Initial First Lien Term Loan, 4.75%, 01/31/14	4,401,111
1,562,500	Initial Second Lien Term Loan, 8.25%, 07/31/14	1,553,383
	WM. Bolthouse Farms, Inc.
500,000	First Lien Term Loan, 5.50%, 02/11/16	501,095

		11,855,176

FOREST PRODUCTS/CONTAINERS - 0.7%

	Consolidated Container Company LLC
2,000,000	Second Lien Term Loan, 09/28/14 (f)	1,730,000
	Smurfit-Stone Container Enterprises, Inc.
2,750,000	Exit Term Loan, 02/22/16 (f)	2,743,111

		4,473,111

GAMING/LEISURE - 7.6%

	Drake Hotel Acquisition
6,041,285	B Note 1 (b) (d)	—
	Fontainebleau Florida Hotel, LLC
57,500,000	Tranche C Term Loan, 06/06/12 (d)	18,975,000
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 06/08/11(d)	1,222,354
31,288,508	First Lien Tranche B Term Loan, 06/08/11 (d)	2,659,523
7,000,000	Second Lien Term Loan, 06/08/12 (d)	140,000
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 08/16/14 (d)	425,608
4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

GAMING/LEISURE (continued)

325,418	Lake at Las Vegas Joint Venture Mezzanine (d)	11,390
15,790,009	Revolving Loan Credit-Linked Deposit Account, 06/20/12 (d)	276,325
172,030,708	Term Loan, 06/20/12 (d)	2,161,208
29,991,997	Term Loan, DIP, PIK, 9.75%, 04/30/10	8,997,599
	Las Vegas Sands, LLC
278,721	Delayed Draw I Term Loan 2.01%, 05/23/14	245,658
1,379,457	Tranche B Term Loan, 2.01%, 05/23/14	1,215,819
	MGM Mirage, Inc.
3,539,331	Advance Term Loan, 6.00%, 10/03/11 (f)	3,412,924
1,000,000	Revolver, 10/03/11 (f)	908,750
	Nevada Land Group, LLC
244,665	First Lien Initial Loan, PIK, 40.23%, 11/10/13	244,665
729,927	Second Lien Initial Loan, 10.00%, 11/12/13 (h)	729,927
	Tamarack Resort, LLC
332,579	Term Loan (d)	249,434
	VML US Finance, LLC
1,381,153	Term B Delayed Draw Project Loan, 4.76%, 05/25/12	1,318,020
4,294,182	Term B Funded Project Loan, 4.76%, 05/27/13	4,097,895
	WAICCS Las Vegas 3 LLC
13,000,000	Second Lien Term Loan (d)	1,316,250

		48,608,349

HEALTHCARE - 10.2%

	Aveta, Inc.
1,967,271	MMM Original Term Loan, 5.48%, 08/22/11	1,936,119
292,247	NAMM New Term Loan, 5.48%, 08/22/11	287,620
526,616	NAMM Original Term Loan, 5.48%, 08/22/11	518,277
1,612,224	PHMC Acquisition Term Loan, 5.48%, 08/22/11	1,586,694
	CCS Medical, Inc.
42,791,289	First Lien Term Loan, 09/28/12 (d)	28,598,916
4,750,000	Second Lien Term Loan, 03/29/13 (d)	490,841
1,740,187	Term Loan (DIP), 15.00%, 03/26/10	1,714,084
	Graceway Pharmaceuticals, LLC
6,500,000	Mezzanine Loan, 8.48%, 11/01/13	2,681,250
	HCA, Inc.
693,651	Tranche A-1 Term Loan, 1.75%, 11/16/12	656,600
2,927,956	Tranche B-1 Term Loan, 2.50%, 11/18/13	2,781,953
	IM US Holdings, LLC
1,000,000	Second Lien Term Loan, 4.50%, 06/26/15	973,960
	LifeCare Holdings
11,275,903	Term Loan, 4.50%, 08/10/12	10,007,364
	Physiotherapy Associates, Inc./Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	798,750
	Rehabcare Group, Inc.
1,500,000	Term Loan B, 6.00%, 11/24/15	1,500,938
	Select Medical Corp.
2,221,598	Additional Tranche B-1 Term Loan, 4.00%, 08/22/14	2,181,342
8,328,630	Tranche B-1 Term Loan, 4.00%, 02/22/14	8,177,715

		64,892,423

HOUSING - 2.5%

	Custom Building Products, Inc.
1,793,814	First Lien Term Loan, 8.00%, 10/29/11	1,798,298
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan (b) (d)	—
	Kyle Acquisition Group LLC
1,692,857	Facility B (d)	126,964
1,307,143	Facility C, 07/20/11 (d)	98,036
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan (d)	145,464
	November 2005 Land Investors, LLC
1,556,102	First Lien New Term Loan, 03/31/10 (d)	245,086
	Pacific Clarion, LLC
10,891,261	Term Loan (b) (d)	1,673,987
	Roofing Supply Group, LLC
2,358,557	Term Loan, 7.25%, 08/24/13	2,255,370
	Westgate Investments, LLC
18,333,988	Senior Secured Loan, 09/25/10 (d) (h)	5,584,928
5,750,295	Third Lien Term Loan, 06/30/15 (d) (h)	831,773
	Withers Preserve MB-I
4,237,189	B-Note (b) (d)	1,624,962
	Woodlands Commercial Properties Co., LP
	Comercial Company Secured
400,000	Term Loan, 2.43%, 08/29/10	249,160
	Woodlands Land Development Co., LP
1,600,000	Secured Term Loan, 2.43%, 08/29/10 (b)	996,640

		15,630,668

INFORMATION TECHNOLOGY - 4.0%

	Applied Systems, Inc.
1,304,111	Term Loan, 2.73%, 09/26/13	1,247,597
	Infor Enterprise Solutions Holdings, Inc.
4,982,116	Delayed Draw Term Loan, 3.98%, 07/30/12	4,661,841
9,549,056	Initial U.S. Term Loan, 3.98%, 07/30/12	8,935,195
	Kronos, Inc.
3,000,000	Second Lien Term Loan, 6.00%, 06/11/15	2,827,500
	SCS Holdings II, Inc.
1,700,410	First Lien Term Loan, 3.00%, 11/30/12	1,697,570
See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)

2,000,000	Second Lien Term Loan, 6.25%, 05/30/13	1,880,000
	SunGard Data Systems, Inc.
3,950,000	Incremental Term Loan, 6.75%, 02/28/14	3,988,690

		25,238,393

MANUFACTURING - 2.5%

	Acument Global Technologies, Inc.
1,479,091	Term Loan, PIK, 14.00%, 08/11/13	1,168,482
	Brand Energy & Infrastructure Services, Inc.
2,917,500	First Lien Term B Loan, 2.56%, 02/07/14	2,726,054
1,850,000	Second Lien Term Loan, 6.28%, 02/07/15	1,623,375
	Bucyrus International, Inc.
1,500,000	Tranche C U.S. Dollar Term Loan, 4.50%, 02/19/16	1,512,645
	Dana Holdings Corp.
4,829,541	Term Advance, 4.82%, 01/30/15 (f)	4,724,910
	Hillman Group, Inc.
2,069,109	Term Loan B-1, 3.01%, 03/31/11	2,058,764
	United Central Industrial Supply Co., LLC
2,351,628	Term Loan, 2.48%, 03/31/12	2,275,201

		16,089,431

MEDIA/TELECOMMUNICATIONS - 0.4%

	Entravision Communications Corp.
2,712,547	Term Loan, 5.51%, 03/29/13	2,708,315

METALS/MINERALS - 0.6%

	Euramax International, Inc.
2,075,117	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,748,286
2,125,701	Domestic Term Loan, PIK, 14.00%, 06/29/13	1,790,903

		3,539,189

RETAIL - 3.9%

	Burlington Coat Factory Warehouse Corp.
2,125,218	Term Loan, 2.50%, 05/28/13	1,960,992
	Dollar General Corp.
4,268,478	Tranche B-2 Term Loan, 2.98%, 07/07/14	4,120,255
	Guitar Center, Inc.
3,069,603	Term Loan, 3.73%, 10/09/14	2,729,383
	Michaels Stores, Inc.
1,095,609	B-1 Term Loan, 2.52%, 10/31/13	991,937
1,474,442	B-2 Term Loan, 4.77%, 07/31/16	1,410,348
	Spirit Finance Corp.
17,500,000	Term Loan, 3.25%, 08/01/13	13,825,000

		25,037,915

SERVICE - 6.5%

	Audio Visual Services Group, Inc.
4,308,159	Second Lien Term Loan, 5.76%, 08/28/14	969,336
	CCS Inc.
5,931,356	Term Loan, 3.23%, 11/14/14 (f)	5,041,652
	First Data Corp.
5,754,876	Initial Tranche B-1 Term Loan, 2.98%, 09/24/14	5,052,839
	IMS Health, Inc.
1,900,000	Tranche B Dollar Term Loan, 02/26/16 (f)	1,911,030
	Penhall Holding Co.
3,330,429	Term Loan, 9.63%, 04/01/12	416,304
	Sabre, Inc.
10,857,789	Initial Term Loan, 2.49%, 09/30/14 (f)	9,571,901
	Safety-Kleen Systems, Inc.
693,226	Synthetic Letter of Credit Term Loan, 2.75%, 08/02/13	656,832
2,966,542	Term B Loan, 2.75%, 08/02/13	2,810,798
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.74%, 12/08/13	820,000
	Travelport LLC
15,000,000	Letter of Credit, 2.78%, 08/23/13	14,155,275

		41,405,967

TELECOMMUNICATIONS - 3.7%

	Avaya, Inc.
2,984,632	Term B-1 Loan, 3.00%, 10/24/14	2,619,835
	Digicel International Finance, Ltd.
1,000,000	Tranche A — T&T, 2.81%, 09/30/12	967,500
9,333,400	Tranche A Term Loan, 2.81%, 03/30/12	9,030,064
	Integra Telecom Holdings, Inc.
3,746,173	First Lien Term Loan, 10.50%, 08/31/13 (f)	3,762,582
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.25%, 04/13/15	650,000
	Level 3 Financing, Inc.
3,513,071	Tranche A Term Loan, 2.50%, 03/13/14	3,187,392
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,084,500
	U.S. Telepacific Corp.
2,000,000	Term Loan Advance, 9.25%, 08/17/15	2,003,750

		23,305,623

TRANSPORTATION — AUTOMOTIVE - 4.3%

	Federal-Mogul Corp.
3,865,814	Tranche B Term Loan, 2.17%, 12/29/14	3,409,513
2,118,919	Tranche C Term Loan, 2.17%, 12/28/15	1,868,812
	Ford Motor Co.
5,976,955	Tranche B-1 Term Loan, 3.26%, 12/15/13	5,624,434
	Key Safety Systems, Inc.
15,643,401	First Lien Term Loan, 2.48%, 03/08/14	12,449,488
6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

TRANSPORTATION — AUTOMOTIVE (continued)

2,000,000	Second Lien Term Loan, 5.24%, 09/08/14	700,000
	Motor Coach Industries International, Inc.
2,108,274	Second Lien Tranche A, 11.75%, 06/30/12 (b)	1,224,064
1,298,915	Second Lien Tranche B, 11.75%, 06/30/12 (b)	754,150
	Remy International, Inc.
1,663,208	First Lien Tranche B Term Loan, 5.75%, 12/06/13	1,581,436

		27,611,897

TRANSPORTATION — LAND TRANSPORTATION - 0.3%

	JHT Holdings, Inc
18,963	Second Lien Term Loan, PIK, 12.50%, 10/24/13 (b)	351
	SIRVA Worldwide, Inc.
815,612	Revolving Credit Loan (Exit Finance), 6.16%, 05/12/12 (e)	411,884
3,879,838	Second Lien Term Loan, 12.00%, 05/12/15	581,976
1,720,133	Term Loan (Exit Finance),12.84%, 05/12/12	860,066

		1,854,277

UTILITY - 6.9%

	Bosque Power Co., LLC
9,406,528	Term Loan, 5.49%, 01/16/15	7,125,445
	Calpine Corp.
1,000,000	First Priority Term Loan, 3.14%, 03/29/14 (f)	942,445
	Coleto Creek Power, LP
307,686	First Lien Synthetic Letter of Credit, 3.00%, 06/28/13	279,610
4,956,056	First Lien Term Loan, 3.00%, 06/28/13	4,499,702
5,790,000	Second Lien Term Loan, 4.23%, 06/28/13	4,740,562
	Dynegy Holdings, Inc.
4,625,724	Letter of Credit Facility Term Loan, 3.98%, 04/02/13	4,528,029
372,371	Tranche B Term Loan, 3.98%, 04/02/13	364,506
	EBG Holdings LLC
3,952,187	Term Loan, PIK, 7.23%, 12/20/16	88,233
	Entegra TC LLC
6,086,679	Third Lien Term Loan, PIK, 6.25%, 10/19/15	3,195,506
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (b)	1,464,846
564,971	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (b)	401,920
	Texas Competitive Electric Holdings Co., LLC
15,713,574	Initial Tranche B-2 Term Loan, 3.73%, 10/10/14	12,715,345
	TPF Generation Holdings, LLC
4,000,000	Second Lien Term Loan, 4.48%, 12/15/14	3,540,000

		43,886,149

WIRELESS COMMUNICATIONS - 0.3%

	MetroPCS Wireless, Inc.
2,251,813	Tranche B Term Loan, 2.50%, 11/03/13	2,177,875

	Total US Senior Loans (Cost $994,618,448)	613,325,267

Principal Amount
Foreign Denominated Senior Loans (a) - 17.6%

AUSTRALIA - 4.3%
AUD
	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 6.30%, 12/31/12	2,069,075
12,545,336	Facility B, Tranche 1,6.55%, 02/07/13	9,535,196
	SMG H5 Pty., Ltd.
19,318,086	Facility A Term Loan, 6.21%, 12/24/12	15,828,972

		27,433,243

AUSTRIA - 2.7%
EUR
	Sacher Funding Ltd.
34,450,576	Euro Term Loan, 05/14/14 (d)	17,060,682

FRANCE - 0.3%
EUR
	Vivarte
1,772,420	Acquisition Facility, 1.27%, 03/08/16 (e)	1,862,497

GERMANY - 1.7%
EUR
	CBR Fashion GmbH
2,250,000	Second Lien Facility, 4.42%, 10/19/16	2,287,584
	Lavena Holding 3 GmbH
6,781,978	Facility D, 4.71%, 09/02/16	5,102,032
6,929,797	Mezzanine Facility, PIK, 4.46%, 03/06/17	3,485,610
	Schieder Mobel Holding, GmbH
381,674	Delayed Draw Term Loan (b) (d)	101,883

		10,977,109

ITALY - 0.6%
EUR
	Wind Telecomunicazioni S.p.A.
1,500,000	B1 Term Loan Facility, 3.67%, 05/27/13 (g)	1,979,246
1,500,000	C1 Term Loan Facility, 4.67%, 05/26/14 (g)	1,989,482

		3,968,728

SPAIN - 0.9%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Second Lien Tranche E Term Loan, 5.45%, 02/11/16	1,705,879
1,610,342	Tranche B Term Loan, 3.20%, 08/11/14	1,867,994
See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

SPAIN (continued)
1,610,342	Tranche C Term Loan, 3.70%, 08/11/15	1,867,994
	Maxi PIX Sarl
2,847,259	Euro Term Loan, PIK, 8.66%, 05/31/16	330,281

		5,772,148

UNITED KINGDOM - 6.0%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 3.29%, 08/31/14	875,930
4,281,271	Facility C, 3.52%, 08/31/15	5,654,175
3,000,000	Facility D, 5.66%, 02/29/16	3,311,207
4,148,119	Mezzanine Loan, PIK, 4.65%, 08/31/16	4,578,427
	Ansco UK Finance Co. Ltd.
710,946	Tranche B Term Loan, 3.02%, 03/08/12	979,518
	Henson No. 4 Ltd.
1,875,035	Facility B, 4.54%, 10/30/13	2,447,770
1,875,035	Facility C, 5.04%, 02/13/15	2,462,043
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.39%, 12/31/14	1,368,252
1,000,000	Facility C, 3.89%, 12/31/15	1,375,864
1,179,088	Mezzanine Facility, PIK, 5.64%, 12/29/16	1,495,867
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.12%, 10/31/12	4,329,308
3,125,000	Facility B, 3.62%, 10/31/13	4,329,308
	United Biscuits Holdco Ltd.
1,383,459	Facility B1, 3.23%, 12/15/14	1,988,866
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 3.57%, 03/04/13	2,510,759

		37,707,294

UNITED STATES - 1.1%
GBP
	Aramark Corp.
1,212,500	U.K. Term Loan, 2.73%, 01/26/14	1,730,534
	Knowledgepoint360 Group, LLC
1,586,913	U.K. First Lien Term Loan, 3.90%, 04/13/14	1,932,725
	PlayPower, Inc.
2,393,411	Tranche B Sterling Term Loan, 5.62%, 06/30/12	3,443,311

		7,106,570

	Total Foreign Denominated Senior Loans (Cost $178,668,295)	111,888,271

Asset-Backed Securities (i) - 3.4%
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.60%, 06/15/22 (j)	630,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.50%, 04/20/21 (j)	592,500
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.70%, 04/15/21 (j)	575,000
3,000,000	Series 2007-CA, Class B, 1.05%, 05/14/20 (j)	1,965,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.50%, 01/18/21 (j)	524,400
1,000,000	Series 2007-2A, Class D, 1.95%, 04/15/21 (j)	550,000
1,000,000	Series 2007-2A, Class E, 3.90%, 04/15/21	310,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.65%, 03/17/21 (b) (j)	615,653
1,000,000	Series 2007-3A, Class E, 3.80%, 03/17/21 (j)	432,500
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.51%, 03/11/21 (j)	1,150,000
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.26%, 03/01/21 (j)	385,188
	Goldman Sachs Asset
2,000,000	Management CLO, PLC, Series 2007-1A, Class D, 3.00%, 08/01/22 (j)	1,160,000
948,815	Series 2007-1A, Class E, 5.25%, 08/01/22 (j)	246,692
	Greywolf CLO, Ltd
814,466	Series 2007-1A, Class E, 4.20%, 02/18/21 (j)	358,365
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.76%, 04/17/21 (j)	263,600
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 1.35%, 05/01/22 (j)	3,990,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 3.75%, 01/20/21 (j)	610,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 3.75%, 04/15/21 (j)	500,000
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 3.75%, 02/26/21 (j)	456,900
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.60%, 06/27/22 (j)	1,350,000
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 3.85%, 04/18/21 (j)	382,282
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.60%, 04/27/21 (j)	480,000
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.65%, 02/27/21 (j)	1,620,000
953,499	Series 2007-1A, Class B2L, 4.75%, 02/27/21 (j)	425,737
8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 1.60%, 04/17/21 (j)	2,000,000

	Total Asset-Backed Securities (Cost $28,641,943)	21,573,817

Claims (b) (k) - 0.0%

RETAIL - 0.0%
33,860,860	Home Interiors & Gifts, Inc. (d)	50,791

UTILITY - 0.0%
	Mirant Corp.
9,000,000	03 Revolver	90,000
2,000,000	364 Day Revolver	20,000
7,000,000	California Claim Loan	70,000
2,500,000	Cleco Trade Claim	25,000

		205,000

	Total Claims (Cost $30,974,101)	255,791

Shares
Common Stocks (k) - 0.6%

AEROSPACE - 0.0%
7,023	Delta Air Lines, Inc.	90,733

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (c)	—

CHEMICALS - 0.2%
103,200	Panda Hereford Ethanol, L.P. (b)	1,124,880

ENERGY - 0.0%
691,076	Value Creation, Inc. (b)	—

GAMING/LEISURE - 0.2%
4	Nevada Land Group, LLC (b)	1,089,655

METALS/MINERALS - 0.1%
5,542	Euramax International, Inc. (b)	451,895

TRANSPORTATION - LAND TRANSPORTATION - 0.1%
2,023	JHT Holdings, Inc (b)	—
20,347	SIRVA Worldwide, Inc. (b)	863,527

		863,527

UTILITY - 0.0%
153,229	Entegra TC, LLC	111,091
3,178	GBGH, LLC (b)	—

		111,091

	Total Common Stocks (Cost $5,783,899)	3,731,781

Units		Value ($)
Rights (k) - 0.0%

AEROSPACE - 0.0%
	IAP Worldwide Services, Inc.
86,304	Series A, expires 06/12/15	—
	IAP Worldwide Services, Inc.
25,276	Series B, expires 06/12/15	—
	IAP Worldwide Services, Inc.
12,797	Series C, expires 06/12/15	—
	Total Rights (Cost $—)	—

Total Investments - 118.1% (Cost of $1,238,686,686) (l)		750,774,927

Other Assets & Liabilities, Net — (18.1)%		(115,218,866)

Net Assets - 100.0%		$635,556,061

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at February 28, 2010. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $60,505,641, or 9.5% of net assets, were fair valued as of February 28, 2010.

(c)	Affiliated issuer. See Note 10.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior Loan assets have additional unfunded loan commitments. See Note 9.

(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(g)	All or portion of the Loan is held on participation. See Note 7.

(h)	Fixed rate senior loan.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at February 28, 2010.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2010, these securities amounted to $21,263,817 or 3.3% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. Federal income tax purposes is $1,240,546,516.

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
See accompanying Notes to Financial Statements. | 9

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Forward foreign currency contracts outstanding as of February 28, 2010 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation*
Sell	EUR	805,000	05/14/10	$110,488
Sell	EUR	33,936,000	08/04/10	1,134,631
Sell	GBP	13,570,000	05/14/10	1,979,167
Sell	GBP	17,459,600	08/04/10	1,248,070

				$4,472,356

*	The primary risk exposure is foreign exchange contracts (see Notes 2 and 12).
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Diversified Media	4.3%
Financial	4.0%
Broadcasting	3.6%
Retail	2.1%
Telecommunications	0.9%
Healthcare	0.9%
Food/Tobacco	0.6%
Consumer Durables	0.6%
Cable/Wireless Video	0.4%
Gaming/Leisure	0.2%

Total	17.6%

10 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010 (unaudited)	Highland Floating Rate Advantage Fund

	($)

Assets:
Unaffiliated issuers, at value (cost $1,235,725,963)	748,295,154
Affiliated issuers, at value (cost $2,960,723) (Note 10)	2,479,773

Total investments, at value (cost $1,238,686,686)	750,774,927
Cash	31,252,110
Foreign currency (Cost $928,784)	932,346
Net unrealized appreciation on forward foreign currency contracts	4,472,356
Receivable for:
Investments sold	11,857,397
Dividends and interest receivable	6,232,140
Fund shares sold	817,723
Prepaid commitment and administration fee (Note 8)	1,296,164
Prepaid legal fee	362,191
Other assets	109,673

Total assets	808,107,027

Liabilities:
Notes payable (Note 8)	115,000,000
Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	4,540,402
Payables for:
Distributions	716,074
Investments purchased	50,864,498
Investment advisory fee payable (Note 4)	395,958
Administration fee (Note 4)	121,833
Trustees’ fees (Note 4)	827
Service and distribution fees (Note 4)	308,681
Interest and commitment fees (Note 8)	279,375
Accrued expenses and other liabilities	323,318

Total liabilities	172,550,966

Net Assets	635,556,061

Composition of Net Assets:
Par value (Note 1)	96,175
Paid-in capital	1,727,216,527
Overdistributed net investment income (Note 3)	(13,546,298)
Accumulated net realized gain/(loss) from investments, forward foreign currency contracts and foreign currency transactions	(591,960,096)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward currency contracts, and translation of assets and liabilities denominated in foreign currency	(486,250,247)

Net Assets	635,556,061

Class A
Net assets	203,025,593
Shares outstanding (unlimited authorization)	30,717,729
Net asset value per share (Net assets/shares outstanding)	6.61	(a)
Maximum offering price per share ( 100 / 96.50 of $6.61)	6.85	(b)

Class B
Net assets	18,386,205
Shares outstanding (unlimited authorization)	2,782,496
Net asset value and offering price per share (Net assets/shares outstanding)	6.61	(a)

Class C
Net assets	350,226,121
Shares outstanding (unlimited authorization)	52,999,216
Net asset value and offering price per share (Net assets/shares outstanding)	6.61	(a)

Class Z
Net assets	63,918,142
Shares outstanding (unlimited authorization)	9,675,623
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	6.61

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more, the offering price is reduced.
See accompanying Notes to Financial Statements. | 11

STATEMENT OF OPERATIONS

For the Six Months Ended February 28 2010 (unaudited)	Highland Floating Rate Advantage Fund

($)

Investment Income:
Interest from unaffiliated issuers	21,644,308
Interest from affiliated issuers (Note 10)	210,835

Total investment income	21,855,143

Expenses:
Investment advisory fees (Note 4)	2,638,532
Administration fees (Note 4)	811,875
Accounting service fees	127,935
Distribution fee: (Note 4)
Class A	110,136
Class B	45,799
Class C	1,107,476
Service fee: (Note 4)
Class A	275,339
Class B	25,444
Class C	461,449
Transfer agent fee	540,520
Trustees’ fees (Note 4)	118,204
Custodian fees	39,712
Registration fees	29,753
Reports to shareholders	222,159
Audit fees	49,802
Legal fees	710,740
Insurance expense	129,744
Interest expense (Note 8)	1,286,837
Commitment fee expense (Note 8)	1,270,892
Other expenses	25,725

Net expenses	10,028,073

Net investment income	11,827,070

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(30,523,360)
Net realized gain/(loss) on unfunded transactions	1,071,446
Net realized gain/(loss) on forward foreign currency contracts(1)	(749,849)
Net realized gain/(loss) on foreign currency transactions	421,066
Net change in unrealized appreciation/(depreciation) on investments	90,912,946
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	1,278,134
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts(1)	5,844,017
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	245,046

Net realized and unrealized gain/(loss) on investments	68,499,446

Net increase in net assets from operations	80,326,516

(1)	The primary risk exposure is foreign exchange contracts (See Notes 2 and 12).
12 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Floating Rate Advantage Fund

	Six Months Ended
	February 28, 2010	Year Ended
	(unaudited)	August 31, 2009
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	11,827,070	70,113,442
Net realized gain/(loss) on investments, forward foreign currency contracts and foreign currency transactions	(29,780,697)	(395,967,603)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	98,280,143	(179,836,065)

Net change in net assets from operations	80,326,516	(505,690,226)

Distributions Declared to Shareholders:
From net investment income
Class A	(4,236,470)	(38,424,304)
Class B	(356,865)	(3,856,745)
Class C	(6,142,605)	(52,639,121)
Class Z	(1,358,746)	(10,916,101)

Total distributions declared to shareholders	(12,094,686)	(105,836,271)

Share Transactions:

Class A
Subscriptions	12,781,594	27,536,518
Distributions reinvested	2,244,873	22,191,264
Redemptions	(53,372,204)	(176,202,291)

Net decrease	(38,345,737)	(126,474,509)

Class B
Subscriptions	39,660	54,085
Distributions reinvested	206,029	2,330,287
Redemptions	(4,594,195)	(17,374,481)

Net decrease	(4,348,506)	(14,990,109)

Class C
Subscriptions	6,632,097	11,353,397
Distributions reinvested	3,579,551	31,107,401
Redemptions	(56,797,375)	(164,959,277)

Net decrease	(46,585,727)	(122,498,479)

Class Z
Subscriptions	780,557	3,270,163
Distributions reinvested	544,927	4,918,829
Redemptions	(6,812,238)	(50,887,112)

Net decrease	(5,486,754)	(42,698,120)

Net decrease from share transactions	(94,766,724)	(306,661,217)

Total decrease in net assets	(26,534,894)	(918,187,714)

Net Assets:
Beginning of period	662,090,955	1,580,278,669

End of period (including overdistributed net investment income of $(13,546,298) and $(13,278,682), respectively)	635,556,061	662,090,955

See accompanying Notes to Financial Statements. | 13

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Floating Rate Advantage Fund

	Six Months Ended
	February 28, 2010	Year Ended
	(unaudited)	August 31, 2009
	($)	($)
Change in Shares:

Class A

Subscriptions	1,995,883	4,229,069
Issued for distributions reinvested	351,703	3,721,012
Redemptions	(8,282,285)	(29,740,350)

Net decrease	(5,934,699)	(21,790,269)

Class B
Subscriptions	4,997	6,168
Issued for distributions reinvested	32,299	391,848
Redemptions	(712,438)	(2,968,465)

Net decrease	(675,142)	(2,570,449)

Class C
Subscriptions	1,021,518	1,797,217
Issued for distributions reinvested	561,002	5,238,762
Redemptions	(8,761,810)	(27,720,975)

Net decrease	(7,179,290)	(20,684,996)

Class Z
Subscriptions	125,612	458,600
Issued for distributions reinvested	85,391	815,793
Redemptions	(1,053,749)	(8,293,626)

Net decrease	(842,746)	(7,019,233)
14 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28 2010 (unaudited)	Highland Floating Rate Advantage Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	11,827,070

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(162,716,685)
Proceeds from disposition of investment securities	298,260,245
Decrease in receivable for investments sold	19,120,185
Decrease in interest and fees receivable	4,015,581
Increase in other assets	(1,528,611)
Net amortization/(accretion) of premium/(discount)	(3,356,715)
Mark-to-market on realized and unrealized gain/(loss) on foreign currency	(83,738)
Increase in payable for investments purchased	25,800,502
Decrease in payables to related parties	(36,854)
Decrease in interest payable	(22,848)
Net realized gain/(loss) on unfunded transactions	1,071,446
Decrease in other expenses and liabilities	(1,286,198)

Net cash and foreign currency provided by operating activities	191,063,380

Cash Flows Used by Financing Activities
Decrease in notes payable	(66,000,000)
Proceeds from shares sold	19,622,057
Payment of shares redeemed	(121,576,012)
Distributions paid in cash	(5,981,978)

Net cash flow used by financing activities	(173,935,933)

Net increase in cash and foreign currency	17,127,447

Cash and Foreign Currency
Beginning of the period	15,057,009

End of the period	32,184,456

Supplemental disclosure of cash flow information:
Cash paid during the period for interest and commitment fees	2,580,577

See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2010		Years Ended August 31,
Class A Shares	(unaudited)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$5.98		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.12		0.51	0.90	1.00	0.96	0.67
Net realized and unrealized gain/(loss) (a)	0.63		(3.50)	(2.05)	(0.60)	0.22	0.11

Total from investment operations	0.75		(2.99)	(1.15)	0.40	1.18	0.78

Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.73)	(0.89)	(1.01)	(0.94)	(0.67)
From net realized gains	—		—	(0.01)	(0.07)	—	—

Total distributions declared to shareholders	(0.12)		(0.73)	(0.90)	(1.08)	(0.94)	(0.67)

Net Asset Value, End of Period	$6.61		$5.98	$9.70	$11.75	$12.43	$12.19
Total return(b)	12.62	%(c)	(30.25)%	(10.28)%	3.10%	10.08%	6.56	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$203,011		$219,010	$567,048	$1,050,738	$729,845	$351,557
Total expenses excluding interest and commitment fee expenses	1.96%		1.87%	1.58%	1.33%	1.16%	1.38%
Interest and commitment fee expenses	0.76%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—%		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	2.72%		2.94%	3.03%	2.39%	2.16%	2.00%
Net investment income	3.75%		8.09%	8.28%	8.05%	7.78%	5.60%
Portfolio turnover rate	21	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or contingent deferred sales charge (“CDSC”). For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
16 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2010		Years Ended August 31,
Class B Shares	(unaudited)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$5.98		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.11		0.49	0.86	0.96	0.92	0.63
Net realized and unrealized gain/(loss) (a)	0.63		(3.50)	(2.05)	(0.60)	0.22	0.11

Total from investment operations	0.74		(3.01)	(1.19)	0.36	1.14	0.74

Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.71)	(0.85)	(0.97)	(0.90)	(0.63)
From net realized gains	—		—	(0.01)	(0.07)	—	—

Total distributions declared to shareholders	(0.11)		(0.71)	(0.86)	(1.04)	(0.90)	(0.63)

Net Asset Value, End of Period	$6.61		$5.98	$9.70	$11.75	$12.43	$12.19
Total return(b)	12.43	%(c)	(30.50)%	(10.60)%	2.74%	9.70%	6.19	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$18,385		$20,660	$58,486	$95,122	$115,651	$124,500
Total expenses excluding interest and commitment fee expenses	2.31%		2.22%	1.93%	1.68%	1.51%	1.73%
Interest and commitment fee expenses	0.76%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—%		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	3.07%		3.29%	3.38%	2.74%	2.51%	2.35%
Net investment income	3.40%		7.74%	7.93%	7.70%	7.43%	5.25%
Portfolio turnover rate	21	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 17

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2010		Years Ended August 31,
Class C Shares	(unaudited)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$5.98		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.10		0.48	0.84	0.93	0.90	0.61
Net realized and unrealized gain/(loss) (a)	0.63		(3.50)	(2.04)	(0.59)	0.22	0.11

Total from investment operations	0.73		(3.02)	(1.20)	0.34	1.12	0.72

Less Distributions Declared to Shareholders:
From net investment income	(0.10)		(0.70)	(0.84)	(0.95)	(0.88)	(0.61)
From net realized gains	—		—	(0.01)	(0.07)	—	—

Total distributions declared to shareholders	(0.10)		(0.70)	(0.85)	(1.02)	(0.88)	(0.61)

Net Asset Value, End of Period	$6.61		$5.98	$9.70	$11.75	$12.43	$12.19
Total return(b)	12.35	%(c)	(30.60)%	(10.73)%	2.50%	9.62%	6.03	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$350,202		$359,579	$784,597	$1,269,850	$816,720	$391,455
Total expenses excluding interest and commitment fee expenses	2.46%		2.37%	2.08%	1.83%	1.66%	1.88%
Interest and commitment fee expenses	0.76%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—%		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	3.22%		3.44%	3.53%	2.89%	2.66%	2.50%
Net investment income	3.25%		7.59%	7.78%	7.55%	7.28%	5.10%
Portfolio turnover rate	21	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
18 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2010		Years Ended August 31,
Class Z Shares	(unaudited)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$5.97		$9.70	$11.75	$12.43	$12.19	$12.08

Income from Investment Operations:
Net investment income(a)	0.13		0.54	0.94	1.04	1.00	0.71
Net realized and unrealized gain/ (loss) (a)	0.64		(3.52)	(2.05)	(0.60)	0.22	0.11

Total from investment operations	0.77		(2.98)	(1.11)	0.44	1.22	0.82

Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.75)	(0.93)	(1.05)	(0.98)	(0.71)
From net realized gains	—		—	(0.01)	(0.07)	—	—

Total distributions declared to shareholders	(0.13)		(0.75)	(0.94)	(1.12)	(0.98)	(0.71)

Net Asset Value, End of Period	$6.61		$5.97	$9.70	$11.75	$12.43	$12.19
Total return(b)	13.00	%(c)	(30.12)%	(9.97)%	3.46%	10.47%	6.93	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$63,914		$62,842	$170,147	$280,383	$161,996	$75,293
Total expenses excluding interest and commitment fee expenses	1.61%		1.52%	1.23%	0.98%	0.81%	1.03%
Interest and commitment fee expenses	0.76%		1.08%	1.47%	1.06%	1.04%	0.72%
Waiver/reimbursement	—%		(0.01)%	(0.02)%	—	(0.04)%	(0.10)%
Net expenses including interest and commitment fee expenses(e)	2.37%		2.59%	2.68%	2.04%	1.81%	1.65%
Net investment income	4.10%		8.44%	8.63%	8.40%	8.13%	5.95%
Portfolio turnover rate	21	%(c)	21%	22%	70%	61%	85%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement if applicable.
See accompanying Notes to Financial Statements. | 19

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 28, 2010	Highland Floating Rate Advantage Fund
Note 1. Organization
Highland Floating Rate Advantage Fund (the “Fund”) is a Delaware statutory trust that is successor in interest to a Massachusetts business trust of the same name and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company.
Investment Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Fund Shares
The Fund may issue an unlimited number of shares, with par value $0.001 per share and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Class A shares are sold with a front-end sales charge. Class A, B and C shares may be subject to a contingent deferred sales charge (“CDSC”), Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class-specific expenses, which include distribution fees and service fees.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s Shares is calculated daily in accordance with procedures approved by the Board of Trustees (the “Board” or “Trustees”). The NAV per share of each class of the Fund’s shares is calculated by dividing the value of the Fund’s net assets attributable to each class of shares by the total number of Shares of the class outstanding.
Valuation of Investments
In computing the Fund’s net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
20 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Fair Value Measurement:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of February 28, 2010 is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investment in Securities	February 28, 2010	Price	Input	Input
Common Stocks
Aerospace	$90,733	$90,733	$—	$—
Chemicals	1,124,880	—	—	1,124,880
Gaming/Leisure	1,089,655	—	—	1,089,655
Metals/Minerals	451,895	—	—	451,895
Transportation - Land Transportation	863,527	—	—	863,527
Utility	111,091	—	—	111,091
Debt
Senior Loans	725,213,538	—	391,426,473	333,787,065
Asset-Backed Securities	21,573,817	—	—	21,573,817
Claims	255,791	—	—	255,791

Total	$750,774,927	$90,733	$391,426,473	$359,257,721

Other Financial Instruments*
Liabilities	$4,472,356	$—	$4,472,356	$—

Total	$4,472,356	$—	$4,472,356	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 at February 28, 2010.
Semi-Annual Report | 21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the six months ended February 28, 2010.

			Net
			Amortization	Net	Net		Balance
Assets at Fair Value	Balance as of	Transfers	(Accretion) of	Realized	Unrealized	Net	as of
Using Unobservable	August 31	in/(out)	Premium/	Gains/	Gains/	Purchase/	February 28
Inputs (Level 3)	2009	of Level 3	(Discount)	(Losses)	(Losses)	(Sales)*	2010
Common Stocks
Chemicals	$1,124,911	$—	$—	$—	$(31)	$—	$1,124,880
Gaming and Leisure	—	—	—	—	9,363	1,080,292	1,089,655
Metals/Minerals	222,013	—	—	—	229,882	—	451,895
Transportation - Land Transportation	953,664	—	—	—	(90,137)	—	863,527
Utility	192,288	—	—	(374,347)	(188,635)	481,785	111,091
Debt
Senior Loans	404,440,157	(24,276,396)	943,217	(19,156,603)	36,978,892	(65,142,202)	333,787,065
Asset-Backed Securities	8,743,963	—	—	216,913	13,258,479	(645,538)	21,573,817
Claims	201,290	205,000	—	(6,829,761)	7,026,273	(347,011)	255,791

Total	$415,878,286	$(24,071,396)	$943,217	$(26,143,798)	$57,224,086	$(64,572,674)	$359,257,721

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized gains presented in the table above relate to investments that were held at February 28, 2010. The Fund presents these unrealized gains on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended February 28, 2010, a net amount of $24,071,396 was transferred from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Costs and gains/(losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve is counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the six months ended February 28, 2010, the open and close values of forward foreign currency contracts were EUR 34,741,000 and EUR 36,990,000 and GBP 31,029,600 and GBP 28,786,000, respectively.
22 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Income Recognition
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Dividend income is recorded on the ex-dividend date.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the NAV of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Cash and Cash Equivalents
The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities. At February 28, 2010, the Fund had $31,252,110 of cash and cash equivalents denominated in foreign currencies, with a cost of $932,346.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
For the six month period ended February 28, 2010, net permanent differences resulting from Section 988 gain/loss reclass, net operating loss, paydown reclass, premium amortization accrued/sold, foreign bond bifurcation and forward foreign currency gain/loss of $(4,539,209) were identified. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations at year end. If these reclassifications were made for the period ended February 28, 2010, they would be reclassified to the components of the Fund’s net assets as follows:

Undistributed/
(Overdistributed)	Accumulated
Net Investment	Net Realized	Paid-In
Income	Gain (Loss)	Capital
$4,154,132	$385,077	$(4,539,209)
The tax character of distributions paid during the six month period ended February 28, 2010 and the past two tax years ended August 31, 2009 and August 31, 2008, were as follows.

Distributions paid from:	2010	2009	2008
Ordinary income*	$4,596,599	$105,836,271	$174,109,322
Return of capital**	7,498,087	—	—
Long-term capital gains	—	—	1,924,460

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

**	The final tax character for distributions made this year will be determined at year end. However, based on information as of February 28, 2010, the Fund anticipates a return of capital for tax purposes for the period ending June 30, 2010. Additional information will be distributed on Form 1099 at the end of the tax year.
Semi-Annual Report | 23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

Accumulated	Undistributed	Undistributed
Capital and	Ordinary	Long-Term	Net Unrealized
Other Losses	Income	Capital Gains	Depreciation*
$(590,950,027)	$—	$—	$(488,110,077)

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and premium amortization adjustments.
The accumulated capital losses to offset future gains (capital loss carryforward) for the Fund are $8,394,093, $232,159,979 and $348,410,290 which will expire on August 31, 2016, August 31, 2017 and August 31, 2018, respectively.
Unrealized appreciation and depreciation at February 28, 2010, based on the cost of investments for U.S. federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates was:

Unrealized appreciation	$11,091,064
Unrealized depreciation	(500,862,653)

Net unrealized depreciation	$(489,771,589)

Post-October Losses
Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the six month period ended February 28, 2010, the Fund intends to elect to defer net realized losses incurred from November 1, 2009 through February 28, 2010 of $1,653,785. In addition, the Fund also elected to defer currency losses of $331,880 incurred from November 1, 2009 through February 28, 2010.
Note 4. Advisory, Administration, Service and Distribution and Trustee Fees
Investment Advisory Fee
The Investment Adviser receives a monthly investment advisory fee based on the Fund’s average daily managed assets at the following annual rates:

Average Daily Managed Assets	Annual Fee Rate
First $1 billion	0.65%
Next $1 billion	0.60%
Over $2 billion	0.55%
Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
For the six months ended February 28, 2010, the Fund’s effective investment advisory fee rate was 0.65%.
Administration Fees
The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the Fund’s average daily managed assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PNC Global Investment Servicing (U.S.) Inc. (“PNC”). The Investment Adviser pays PNC directly for these sub-administration services.
Service and Distribution Fees
PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of the Fund’s shares. The Underwriter receives the front end sales charge imposed on the sale of Class A Shares and the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2010, the Underwriter received $1,414 of front end sales charges on Class A Shares and $1,450, and $5,755 of CDSC on Class B and Class C Share redemptions, respectively.
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this semi-annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended February 28, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $162,716,685 and $298,260,245, respectively.
24	| Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Note 6. Periodic Repurchase Offers
The Fund has adopted a policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund’s NAV (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August and November. It is anticipated that the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline.
For the six months ended February 28, 2010, there were two Repurchase Offers. In the November 2009 and February 2010 Repurchase Offers, the Fund offered to repurchase 12% and 10%, respectively, of its outstanding shares. In the November 2009 and February 2010 Repurchase Offers, 8.1% and 8.8%, respectively, of shares outstanding were repurchased.
Note 7. Senior Loan Participation Commitments
The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly.
As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number off actors, including economic developments in a specific industry.
At February 28, 2010, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount		Value
Merrill Lynch, London Branch:
Wind Telecomunicazioni S.p.A.
B1 Term Loan Facility	EUR	1,500,000	$1,979,246

Merrill Lynch, London Branch:
Wind Telecomunicazioni S.p.A.
C1 Term Loan Facility		1,500,000	1,989,482

			$3,968,728

Note 8. Credit Agreement
Effective November 4, 2009, the Fund entered into a $170,000,000 Credit Agreement (the “Credit Agreement”) with The Bank of Nova Scotia. The Credit Agreement replaced a prior credit agreement and has a maturity date of November 3, 2010. Effective January 31, 2010, the commitment was reduced to $145,000,000. Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $1,700,000 upfront fee. This fee is amortized over the remaining term of the Credit Agreement and $603,836 of upfront fee expense is included in commitment fee expense on the Statement of Operations.
At February 28, 2010, the Fund had outstanding borrowings under the Credit Agreement, totaling $115,000,000 secured by substantially all of the assets in the Fund’s portfolio, including cash and cash equivalents. Interest is charged at a rate equal to the Adjusted LIBO Rate plus 2.50% per annum based on the outstanding borrowings. In addition, the Fund has agreed to pay a commitment fee on the unutilized commitment amount of 2.00% per annum. The average daily loan balance was $138,071,823 at a weighted average interest rate of 1.92%, excluding any commitment fee, for the six months ended February 28, 2010. With respect to these borrowings, interest and commitment fees of $2,557,729 is included in the Statement of Operations.
The Fund is required to maintain 400% asset coverage with respect to amounts outstanding under the Credit Agreement. Prior to entering the Credit Agreement, the Fund was required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the
Semi-Annual Report | 25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

		% of
		Asset
		Coverage
	Total Amount	of
Date	Outstanding	Indebtedness
02/28/2010	$115,000,000	649.9%
08/31/2009	181,000,000	465.8
08/31/2008	511,000,000	409.3
08/31/2007	960,000,000	400.5
08/31/2006	335,000,000	729.2
08/31/2005	250,000,000	512.9
08/31/2004	95,000,000	803.8
See “Subsequent Events” section for more information about the Fund’s credit facility.
Note 9. Unfunded Loan Commitments
As of February 28, 2010, the Fund had unfunded loan commitments of $8,774,581, GBP 2,500,000 and EUR 3,203,330, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

	Unfunded
	Loan
Borrower	Commitment
Broadstripe, LLC		$3,983,145
SIRVA Worldwide, Inc.		1,791,436
Sorrenson Communications, Inc.		2,000,000
Water PIK, Inc.		1,000,000
Vivarte	EUR	3,203,330
Mobileserv Ltd.	GBP	2,500,000
Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of February 28, 2010, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $4,540,402. The net change in unrealized depreciation on unfunded transactions of $1,278,134 is recorded in the Statement of Operations.
Note 10. Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the six months ended February 28, 2010:

	Par Value at	Shares at	Market Value
	February 28,	February 28,	August 31,	February 28,
	2010	2010	2009	2010
ComCorp Broadcasting, Inc.* (Senior Loans)	$2,989,118	—	$1,736,584	$2,479,773
Communications Corp of America (Common Stock)	—	152,363	—	—

	$2,989,118	152,363	$1,736,584	$2,479,773

*	Company is a wholly owned subsidiary of Communications Corporation of America.
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers and certain counterparties. The Fund’s maximum exposure under these arrangements is unknown. The Board has approved the advancement of certain expenses to a service provider in connection with pending litigation subject to appropriate documentation and safeguards.
Note 12. Disclosure of Significant Risks and Contingencies
Non-Diversified and Industry Concentration Risk
The Fund may focus its investments in instruments of only a few issuers. Additionally, the Fund will concentrate its investments in the financial services industry. The concentration of the Fund’s portfolio in a limited number of issuers would subject the Fund to a greater degree or risk with respect to defaults by such issuers, and the concentration of the portfolio in the financial services industry subjects the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.
Credit Risk
The Fund invest all or substantially all of its assets in Senior Loans of other securities that are rated below investment grade and unrated Senior Loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.
26 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Leverage Risk
The Fund currently uses leverage through borrowings from a credit facility. The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves risks. Any investment income or gains earned with respect to the amounts borrowed that is in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on the shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to shareholders.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Non-U.S. Securities Risk
Investment in securities of non-U.S. issuers may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include: (i) non-U.S. issuers may be subject to less rigorous disclosure, accounting standards and regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Adviser may not be able to sell the Fund’s investments at times, in amounts and at prices it considers reasonable; and (iii) the economies of non-U.S. issuers may grow at slower rates than expected or may experience more severe downturns or recessions. Additionally, certain investments in non-U.S. issuers also may be subject to foreign withholding or other taxes on dividends, interest or capital gain.
Forward Currency Contracts Risk
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because forwards are not exchange traded and there is no clearing house to guarantee the forwards against default.
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The successful use of derivative transactions depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates.
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Note 13. Legal Matters
The Fund is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured
Semi-Annual Report | 27

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff “), which are home building companies to which the Lenders loaned money through different lending facilities. An amended complaint was filed on October 17, 2008. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. The Fund and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The Fund, as Term Loan Lender, moved to dismiss the amended complaint. The Court denied the motion to dismiss on December 4, 2008. The Fund and the other Lenders filed a motion for leave to appeal the dismissal, which was denied on February 23, 2009. Plaintiff thereafter filed a Second Amended Complaint and a Third Amended Complaint two answers to the Third Amended Complaint in its capacity as a Term Loan Lender. The case went to trial, which concluded in August 2009.
On October 13, 2009, the court ruled for the Plaintiff in the action and ordered the defendants to return the proceeds received from the pay off of the term loan at par on July 31, 2007. The proceeds received by the Fund totaled $4,000,000. Additionally, the court ordered the defendants to pay simple interest on the amount returned at an annual rate of 9%. In November 2009, the Fund and other defendants filed an appeal to the decision. On December 22, 2009, the Fund posted $5,310,479 with the Court.
Matters Relating to the Fund’s Investment in Broadstripe, LLC. The Fund, the Adviser, other accounts managed by the Adviser, and an unaffiliated investment manager are defendants in a lawsuit filed in Delaware Superior Court on November 17, 2008 (and subsequently amended to include the Trust as a party) by WaveDivision Holdings, LLC and an affiliate, alleging causes of action stemming from the plaintiffs’ 2006 agreements with Millennium Digital Media Systems, LLC (“Millennium”) (now known as Broadstripe, LLC), pursuant to which Millennium had agreed, subject to certain conditions, to sell certain cable television systems to the plaintiffs. During the relevant period, the Fund and other defendants managed by the Adviser held debt obligations of Millennium. As of August 31, 2009, the Fund attributed total value to the Fund’s investment in the Millennium revolving credit agreement and term loan, each of which is secured by a first lien, of an aggregate of approximately $44.5 million. The complaint alleges that the Adviser and an unaffiliated investment manager caused Millennium to terminate the contracts to sell the cable systems to the plaintiffs. The amended complaint seeks compensatory and punitive damages in an unspecified amount to be presented at trial, thus, the Fund cannot predict the amount of a judgment, if any. The Fund and other accounts managed by the Adviser have filed a motion to dismiss the lawsuit. The Adviser and the Fund intend to continue to defend this action vigorously.
In addition, the Fund and other funds managed by the Adviser that held certain debt issued by Millennium are defendants in a complaint filed on May 8, 2009 by the official committee of unsecured creditors of Millennium and its affiliated debtors (collectively, the “Debtors”) in the United States Bankruptcy Court for the District of Delaware. The complaint alleges various causes of action against the Fund, the Adviser and certain other funds managed by the Adviser and seeks various relief, including recharacterization and equitable subordination of the debt held by the Fund and the other funds and recovery of certain payments made by the Debtors to the Fund and the other funds. The Fund and other defendants managed by the Adviser have filed a motion for summary judgment on all of the claims in the complaint. The Adviser and the Fund intend to continue to defend this action vigorously. The Fund believes that the resolution of the matters described in this subsection are unlikely to have a material adverse effect on the Fund. If the Debtors were to succeed in their causes of action, all or a portion of the Fund’s investment in Millennium may not be recoverable.
Note 14. Subsequent Events
Effective March 31, 2010, the Fund entered into a $150,000,000 Credit Agreement with certain lenders and The Bank of Nova Scotia as administrative agent (the “2010 Credit Agreement”). The 2010 Credit Agreement replaced the prior credit agreement dated November 4, 2009 and has a scheduled termination date of November 3, 2010. The Fund is required to maintain 400% asset coverage with respect to amounts outstanding under the 2010 Credit Agreement.
On March 22, 2010, the Fund’s Board voted to change the Fund’s fiscal year end from August 31 to June 30.
28 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

February 28, 2010	Highland Floating Rate Advantage Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
At a meeting held on December 17-18, 2009, the Board, as requested through Fund counsel and the Independent Trustees’ independent legal counsel, received from the Investment Adviser written and oral information including: (i) information confirming the financial condition of the Investment Adviser; (ii) information regarding the total fees and payments received by the Investment Advisor from the Funds and whether such fees are appropriate given economies of scale and other considerations; (iii) information on the advisory and compliance personnel of the Investment Adviser; (iv) information on the internal compliance procedures of the Investment Adviser; (v) information regarding brokerage and portfolio transactions; (vi) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser; and (vii) comparative information showing (a) the fees payable under the Advisory Agreement versus the investment advisory fees of certain registered investment companies that follow investment strategies similar to those of the Fund, (b) the expense ratio of the Fund versus the expense ratio of certain other registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Fund, (c) the Fund’s performance versus (1) other registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Fund and (2) certain indices, and (d) the profitability of the Fund versus the other registered investment companies and private pooled investment vehicles managed by the Investment Adviser that follow investment strategies similar to those of the Fund. The Trustees reviewed various factors discussed in the legal memorandum from the Independent Trustees’ independent counsel, the detailed information provided by the Investment Adviser and other relevant information and factors.
The Trustees’ conclusion as to the continuation of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Fund are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Nature, Extent, and Quality of the Services Provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the relevant experience and qualifications of the personnel providing advisory services, including the back-
Semi-Annual Report | 29

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2010	Highland Floating Rate Advantage Fund
ground and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Trustees discussed relative performance and contrasted the Fund’s performance versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the Credit Suisse Leveraged Loan Index and the S&P/LSTA All Loans Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund.
The Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s Average Daily Managed Assets paid to the Investment Adviser under the Advisory Agreement and the Administration Agreement between the Fund; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability of the Fund compared to the profitability of Highland Floating Rate Fund, a registered investment company managed by the Investment Adviser; and (iv) a comparison of the fees payable to the Investment Adviser under the Advisory Agreement to fees payable to other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund. The Trustees also considered the Investment Adviser’s Administration Agreement with the Fund and the annual fees as a portion of the Fund’s average daily managed assets paid to the Investment Adviser under the Administration Agreement. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Trustees considered the asset level of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees noted that the Fund currently uses breakpoints in determining its advisory fees. The Trustees concluded that the fee structure of the Fund, with current breakpoints is reasonable and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser.
Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Board of Trustees, including all of the Independent Trustees, determined that the Advisory Agreement, including the advisory fee paid to the Investment Adviser under the Advisory Agreement, is fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2009, of the Advisory Agreement.
30 | Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860
Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.
The Statement of Additional Information includes information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report | 31

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HIGHLAND FUNDS
managed by
Highland Capital Management, L.P.

P.O. Box 9840
Providence, RI 02940-8040

Highland Floating Rate Advantage Fund

Semi-Annual Report, February 28, 2010

www.highlandfunds.com

HLC-ADV-SEMI-02/10

Highland Floating Rate Advantage Fund Semi-Annual Report, February 28, 2010 www.highlandfunds.com HLC-ADV-SEMI-02/10

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/4/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/4/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and
Secretary
(principal financial officer)
Date 5/4/10

*	Print the name and title of each signing officer under his or her signature.